PRIVATE PLACEMENT FINANCING (2015)	9 Months Ended
Jun. 30, 2015
2015 Private Placement Financing
Private Placement [Line Items]
2015 PRIVATE PLACEMENT FINANCING
7.	2015 PRIVATE PLACEMENT FINANCING

Beginning June 22, 2015 and through June 30, 2015, the Company entered into a series of substantially similar subscription agreements (each a “Subscription Agreement”) with 20 accredited investors (collectively, the “2015 Investors”) providing for the issuance and sale by the Company to the 2015 Investors, in a private placement, of an aggregate of 14,390,754 Units (“Unit”) at a purchase price of $0.22 per Unit (the “2015 Private Placement Financing”). Each Unit consisted of a share of Common Stock (the “2015 Shares”) and a Series D Warrant to purchase a share of Common Stock at an exercise price of $0.25 per share at any time prior to the fifth anniversary of the issuance date of the Series D Warrant (the “Series D Warrants,” and the shares issuable upon exercise of the Series D Warrants, collectively, the “2015 Warrant Shares”). The Company did not engage any underwriter or placement agent in connection with the 2015 Private Placement Financing, and the aggregate gross proceeds raised by the Company in the 2015 Private Placement Financing totaled approximately $3,100,000.

The Company’s obligation to issue and sell the 2015 Shares and the Series D Warrants and the corresponding obligation of the 2015 Investors to purchase such 2015 Shares and Series D Warrants were subject to a number of conditions precedent including, but not limited to, the amendment of the Company’s Series A Warrants and Series C Warrants to delete certain of the anti-dilution provisions contained therein, as described in Footnote 6, Private Placement Financing, and other customary closing conditions. The conditions precedent were satisfied June 30, 2015 (the “Initial Closing Date”), and the Company conducted an initial closing (the “Initial Closing”) pursuant to which it sold and 19 of the 2015 Investors (the “Initial Investors”) purchased 13,936,367 Units at an aggregate purchase price of $3,066,000. On July 2, 2015, the Company conducted a second closing (the “Second Closing” and together with the Initial Closing, the “Closings”) pursuant to which it sold and one of the 2015 Investors purchased 454,387 Units at an aggregate purchase price of $100,000. The 454,387 Units have been recorded as Common Stock subscribed and the $100,000 has been recorded as a stock subscription receivable as of June 30, 2015.

On the Initial Closing Date, the Company entered into a registration rights agreement with the Initial Investors (the “ 2015 Registration Rights Agreement”), pursuant to which the Company will be obligated, subject to certain conditions, to file with the Securities and Exchange Commission within 90 days after the closing of the 2015 Private Placement Financing one or more registration statements (any such registration statement, a “Resale Registration Statement”) to register the 2015 Shares and the 2015 Warrant Shares for resale under the Securities Act of 1933, as amended (the “Securities Act”). The remaining 2015 Investor became a party to the 2015 Registration Rights Agreement upon the consummation of the Second Closing. The Company’s failure to satisfy certain filing and effectiveness deadlines with respect to a Resale Registration Statement and certain other requirements set forth in the 2015 Registration Rights Agreement may subject the Company to payment of monetary penalties.

Following each Closing, each 2015 Investor was also issued Series D Warrants to purchase shares of the Company’s Common Stock up to 100% of the 2015 Shares purchased by such 2015 Investor under such 2015 Investor’s Subscription Agreement. The Series D Warrants have an exercise price of $0.25 per share, are exercisable immediately after their issuance and have a term of exercise equal to five years after their issuance date. The number of shares of the Company’s Common Stock into which each of the Series D Warrants is exercisable and the exercise price therefor are subject to adjustment, as set forth in the Series D Warrants, including adjustments for stock subdivisions or combinations (by any stock split, stock dividend, recapitalization, reorganization, scheme, arrangement or otherwise). In addition, at anytime during the term of the Series D Warrants, the Company may reduce the then current exercise price to any amount and for any period of time deemed appropriate by the Board of Directors of the Company.

Derivative Liabilities

The Company accounted for the Series D Warrants relating to the aforementioned 2015 Private Placement Financing in accordance with ASC 815-10, Derivatives and Hedging. Because the Series D Warrants are not indexed to the Company’s stock and are not classified within stockholders’ equity, they are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the Initial Closing Date, the derivative liabilities were recorded at fair value of $2,458,204. Given that the fair value of the derivative liabilities were less than the total proceeds of the 2015 Private Placement Financing of $3,066,000, the remaining proceeds of $607,796 were allocated to the Common Stock and additional paid in capital.

Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)
Warrant Derivative Liability
Beginning balance at September 30, 2014	$-

Issuances	2,458,204

Adjustments to estimated fair value	-

Ending balance at June 30, 2015	$2,458,204

The derivative liabilities were valued as of June 30, 2015 using Monte Carlo Simulation with the following assumptions:

June 30,
2015
Closing price per share of common stock	$0.26
Exercise price per share	$0.25
Expected volatility	85%
Risk-free interest rate	1.63%
Dividend yield	—
Remaining expected term of underlying securities (years)	5.00

Common Stock

At the June 30, 2015 Initial Closing Date of the 2015 Private Placement Financing, the Company issued 13,936,367 shares of Common Stock and recorded the par value of the shares issued of $13,936 (at par value of $0.001 per share) with the remaining proceeds of $593,860 allocated to additional paid-in capital. On July 2, 2015, the Company conducted the Second Closing pursuant to which it sold and one of the 2015 Investors purchased 454,387 Units at an aggregate purchase price of $100,000. The 454,387 Units have been recorded as Common Stock subscribed and the $100,000 has been recorded as a stock subscription receivable as of June 30, 2015.